Non-Controlling Interest in Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Non Controlling Interest in Consolidated Subsidiaries
An analysis of Coca-Cola FEMSA’s
non-controlling
interest in its consolidated subsidiaries for the years ended December 31, 2019, 2018 and 2017 is as follows:

	2019		2018		2017
Mexico	Ps.	5,671	Ps.	5,700	Ps.	5,994
Colombia		21		21		23
Brazil		1,059		1,085		1,224
Philippines		—		—		10,900

	Ps.	6,751	Ps.	6,806	Ps.	18,141

Summary of Changes in Non Controlling Interest
The changes in Coca-Cola FEMSA’s
non-controlling
interest were as follows:

	2019		2018		2017
Balance at beginning of the period	Ps.	6,806	Ps.	18,141	Ps.	7,096
Effects of business combination		—		—		11,072
Net income of non-controlling interest		529		1,159		1,148
Exchange differences on translation of foreign operations		(565)		(1,338)		(1,138)
Re-measurements of the net defined employee benefit liability		—		37		38
Valuation of the effective portion of derivative financial instruments, net of taxes		(16)		(41)		(74)
Dividends paid		(3)		—		(1)
Accounting standard adoption effects (see Note 2.4)		—		(12)		—
Philippines deconsolidation		—		(11,140)		—

Balance at end of the period	Ps.	6,751	Ps.	6,806	Ps.	18,141